BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Sales	$ 3,529	$ 3,455	$ 2,230
Selling and marketing expenses	313	121	101
General and administrative expenses	$ 408	$ 446	$ 503